Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of cost of goods sold and services
	Total as of June 30, 2021	Total as of June 30, 2020	Total as of June 30, 2019
Inventories at the beginning of the year (*)	17,807	15,017	35,250
Adjustments previous years	-	-	(12,504)
Purchases and expenses	1,389	86,523	84,303
Capitalized finance costs	-	18	26
Currency translation adjustment	(5,784)	12,410	(2,119)
Transfers	(306)	302	224
Deconsolidation	(4,712)	(233)	-
Incorporated by business combination	-	397	-
Inventories at the end of the year (*)	(1,830)	(17,807)	(15,017)
Total costs	6,564	96,627	90,163

Schedule of inventories
	Total as of June 30, 2021	Total as of June 30, 2020
Real estate	1,758	10,772
Telecommunications	-	2,535
Fruits	-	4,063
Others	72	437
Total inventories at the end of the year (*)	1,830	17,807